Stockholders' Equity - Schedule of Restricted Stock Issued to Independent Directors as Compensation for Services (Detail) - Restricted Stock [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested shares at the beginning of the year (in shares)	7,497	7,497	9,997	11,247
Granted shares (in shares)	0	4,998	4,998	4,998
Vested shares (in shares)	0	(4,998)	(7,498)	(6,248)
Nonvested shares at the end of the year (in shares)	7,497	7,497	7,497	9,997
Independent Directors Compensation Plan [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Shares granted, grant date fair value (in dollars per share)		$ 15.18	$ 14.85	$ 14.46